CORPORATE AND SUBSIDIARY BORROWINGS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries
Line of Credit Facility [Line Items]
Debt, gross amount	$ 1,900,000,000
More than 5 years	863,000,000	$ 492,000,000
Secured Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 500,000,000	1,000,000,000
Debt term	364 days
Subsidiary Borrowings Matures 2033 to 2042 | Subsidiaries
Line of Credit Facility [Line Items]
Debt, gross amount	$ 1,000,000,000
Revolving credit facilities | Bilateral credit facilities | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	750,000,000	500,000,000
Total drawings	430,000,000	356,000,000
Revolving credit facilities | Bilateral Credit Facilities Maturities Dates of November 2024 | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	200,000,000
Revolving credit facilities | Bilateral Credit Facilities Maturity Dates of June 2028 | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	550,000,000
Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,000,000,000
Total drawings	$ 776,000,000	804,000,000
Debt term	364 days
Revolving credit facilities | $400 Million, Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 400,000,000
Total drawings	$ 0	$ 0